UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Select Tax Free Reserves
Select Shares [CIFXX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Western Asset Select Tax Free Reserves for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Select Shares	$9	0.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$272,560,580
Total Number of Portfolio Holdings	90
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Select Tax Free Reserves	PAGE 1	WSTSL-STSR-0426

Western Asset Select Tax Free Reserves
Investor Shares [LTFXX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Western Asset Select Tax Free Reserves for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Investor Shares	$11	0.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$272,560,580
Total Number of Portfolio Holdings	90
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Select Tax Free Reserves	PAGE 1	WST0I-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Select Tax Free Reserves
Financial Statements and Other Important Information
Semi-Annual  | February 28, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
February 28, 2026
 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.8%
Municipal Bonds — 99.8%
Alabama — 1.7%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	1.000%	7/15/32	$4,700,000	$4,700,000 (a)(b)
Arizona — 3.7%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.900%	1/1/46	9,900,000	9,900,000 (a)(b)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	0.950%	2/1/48	300,000	300,000 (a)(b)
Total Arizona				10,200,000
Connecticut — 0.5%
Connecticut State Housing Finance Authority Revenue:
Housing Mortgage Finance, Series C, Refunding, SPA - TD Bank N.A.	1.870%	11/15/48	700,000	700,000 (a)(b)
Series C-3, SPA - TD Bank N.A.	1.870%	11/15/50	625,000	625,000 (a)(b)
Total Connecticut				1,325,000
District of Columbia — 1.9%
District of Columbia Multi-Modal Revenue:
Series A, LOC - TD Bank N.A.	0.900%	8/15/38	995,000	995,000 (a)(b)
Series A, LOC - TD Bank N.A.	1.850%	8/15/38	4,300,000	4,300,000 (a)(b)
Total District of Columbia				5,295,000
Florida — 10.1%
Florida State Gulf Coast University Financing Corp., Capital Improvement Revenue:
Housing Project, Series A, LOC - TD Bank N.A.	1.880%	2/1/38	1,920,000	1,920,000 (a)(b)
Parking Project, Series A, LOC - TD Bank N.A.	1.880%	2/1/39	1,840,000	1,840,000 (a)(b)
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	1.850%	5/1/33	2,050,000	2,050,000 (a)(b)
Highlands County, FL, Health Facilities Authority Hospital Revenue:
Adventist Health System/Sunbelt Obligated Group, Series I-2, Refunding	1.850%	11/15/32	8,675,000	8,675,000 (a)(b)
Adventist Health System/Sunbelt Obligated Group, Series I-3, Refunding	1.830%	11/15/33	1,400,000	1,400,000 (a)(b)
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	1.880%	11/15/26	$255,000	$255,000 (a)(b)
Adventist Health System, Refunding	1.900%	11/15/34	900,000	900,000 (a)(b)
Adventist Health System, Refunding	1.880%	11/15/35	1,700,000	1,700,000 (a)(b)
Hillsborough County, FL, IDA Revenue:
Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.950%	11/1/38	1,295,000	1,295,000 (a)(b)
Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	1.850%	11/1/38	1,035,000	1,035,000 (a)(b)
Baycare Health System, Series E, Refunding, LIQ - Royal Bank Of Canada	1.000%	11/15/54	6,500,000	6,500,000 (a)(b)
Total Florida				27,570,000
Georgia — 2.0%
Georgia State Municipal Electric Authority Power Revenue, Georgia Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	1.900%	1/1/48	5,500,000	5,500,000 (a)(b)
Illinois — 0.8%
Illinois State Housing Development Authority Revenue, Homeowner Mortgage, Series C, SPA - FHLB	2.100%	8/1/34	2,200,000	2,200,000 (a)(b)(c)
Indiana — 5.7%
Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	1.000%	10/1/40	8,605,000	8,605,000 (a)(b)
Indiana State Finance Authority Health System Revenue, Sisters of St. Francis Health Services Inc., Refunding, LOC - Barclays Bank PLC	1.000%	11/1/37	5,900,000	5,900,000 (a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, Refunding, LOC - PNC Bank N.A.	1.900%	5/1/34	1,030,000	1,030,000 (a)(b)
Total Indiana				15,535,000
Iowa — 0.4%
Iowa Finance Authority, Series E, SPA - TD Bank N.A., GNMA / FNMA / FHLMC	1.870%	1/1/49	965,000	965,000 (a)(b)
Massachusetts — 1.6%
Massachusetts State DFA Revenue, Partners HealthCare System, Mass General Brigham Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.200%	7/1/46	3,700,000	3,700,000 (a)(b)
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.250%	7/1/27	$200,000	$200,000 (a)(b)
Massachusetts State Water Resources Authority Revenue, Multi-Modal Subordinated, Refunding, Series E, SPA - JPMorgan Chase & Co.	1.670%	8/1/37	530,000	530,000 (a)(b)
Total Massachusetts				4,430,000
Minnesota — 2.7%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series B, Refunding, LOC - JPMorgan Chase & Co.	2.020%	11/15/48	2,150,000	2,150,000 (a)(b)
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series A, Refunding	1.600%	11/15/38	5,100,000	5,100,000 (a)(b)
Total Minnesota				7,250,000
Mississippi — 4.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.000%	12/1/30	2,500,000	2,500,000 (a)(b)
Chevron USA Inc. Project, Series E	1.000%	12/1/30	5,500,000	5,500,000 (a)(b)
Chevron USA Inc. Project, Series I	1.000%	11/1/35	2,575,000	2,575,000 (a)(b)
Chevron USA Inc. Project, Series L	0.950%	11/1/35	900,000	900,000 (a)(b)
Total Mississippi				11,475,000
Missouri — 6.7%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, SPA - BJC Health System	1.850%	5/15/38	4,720,000	4,720,000 (a)(b)
BJC Health System, Series C, Refunding, LIQ - BJC Health System	1.850%	5/15/38	5,990,000	5,990,000 (a)(b)
Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	1.000%	10/1/35	7,510,000	7,510,000 (a)(b)
Total Missouri				18,220,000
Nebraska — 0.2%
Nebraska State Investment Finance Authority, Single Family Housing Revenue, Series E, SPA - FHLB	2.050%	3/1/49	500,000	500,000 (a)(b)
Nevada — 1.9%
Nevada State Housing Division, Multi-Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	1.950%	4/15/33	5,250,000	5,250,000 (a)(b)(c)
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — 29.8%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., Series B, Refunding, LOC - HSBC Bank USA N.A.	1.980%	10/1/35	$1,275,000	$1,275,000 (a)(b)
MTA, NY, Transportation Revenue:
Series B, Refunding, LOC - Royal Bank of Canada	1.000%	11/15/46	3,615,000	3,615,000 (a)(b)
Series E-1, LOC - Barclays Bank PLC	1.000%	11/15/50	8,100,000	8,100,000 (a)(b)
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	1.000%	4/1/42	2,500,000	2,500,000 (a)(b)
New York City, NY, HDC:
MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	2.100%	4/1/39	7,600,000	7,600,000 (a)(b)(c)
MFH Revenue, Green Bonds, Series I-3, SPA - TD Bank N.A.	1.860%	11/1/60	100,000	100,000 (a)(b)
MFH Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	2.190%	6/1/40	3,370,000	3,370,000 (a)(b)(c)
Multi-Family Rental Housing Revenue, West 89th Street Development, Series A, LOC - FNMA	2.100%	11/15/29	6,100,000	6,100,000 (a)(b)(c)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	2.190%	3/15/33	400,000	400,000 (a)(b)(c)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	1.000%	6/15/39	6,005,000	6,005,000 (a)(b)
Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	0.850%	6/15/48	820,000	820,000 (a)(b)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	1.000%	6/15/48	3,600,000	3,600,000 (a)(b)
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries A-4, SPA - Mizuho Bank Ltd.	0.950%	8/1/43	1,300,000	1,300,000 (a)(b)
Subordinated, Subseries D-3, SPA - Mizuho Bank Ltd.	0.900%	2/1/44	8,500,000	8,500,000 (a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Columbia University, Series A	1.950%	9/1/39	4,400,000	4,400,000 (a)(b)
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Non-State Supported Debt, Rockefeller University, Series A-2, SPA - JPMorgan Chase & Co.	1.860%	7/1/32	$3,700,000	$3,700,000 (a)(b)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	1.700%	11/1/39	690,000	690,000 (a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	2.070%	11/1/39	5,400,000	5,400,000 (a)(b)(c)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	2.100%	11/15/31	1,200,000	1,200,000 (a)(b)(c)
10 Liberty Street Realty LLC, Series A, LIQ - FHLMC, LOC - FHLMC	2.140%	5/1/35	6,200,000	6,200,000 (a)(b)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	2.190%	11/1/32	3,100,000	3,100,000 (a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	2.100%	5/15/37	3,300,000	3,300,000 (a)(b)(c)
Total New York				81,275,000
North Carolina — 2.8%
Charlotte-Mecklenburg Hospital Authority, NC, Atrium Health Care System Revenue, Series E, Refunding, LOC - Royal Bank of Canada	1.000%	1/15/42	7,700,000	7,700,000 (a)(b)
Ohio — 3.6%
Franklin County, OH, Hospital Revenue:
Nationwide Children’s Hospital Project, Series B	1.950%	11/1/40	1,700,000	1,700,000 (a)(b)
Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	0.900%	11/1/42	5,935,000	5,935,000 (a)(b)
Ohio State Hospital Revenue, Series D	2.000%	1/1/52	165,000	165,000 (a)(b)
Ohio State Water Development Authority, Pollution Control Loan Fund Revenue, Series C, LIQ - TD Bank N.A.	0.950%	12/1/54	1,900,000	1,900,000 (a)(b)
Total Ohio				9,700,000
Oregon — 1.3%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.950%	8/1/34	800,000	800,000 (a)(b)
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Oregon State Housing & Community Services Department Mortgage Revenue, Single Family Mortgage Program, Series C, SPA - State Street Bank & Trust Co.	2.050%	7/1/39	$2,600,000	$2,600,000 (a)(b)(c)
Total Oregon				3,400,000
Pennsylvania — 2.8%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.880%	5/1/31	3,000,000	3,000,000 (a)(b)
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Refunding, LOC - TD Bank N.A.	1.850%	11/1/55	1,300,000	1,300,000 (a)(b)
Pennsylvania HFA, Single Family Mortgage Revenue, Series B, SPA - TD Bank N.A.	1.850%	10/1/50	200,000	200,000 (a)(b)
Pennsylvania State Turnpike Commission Revenue:
Series 2020, Refunding, LOC - TD Bank N.A.	1.880%	12/1/39	1,195,000	1,195,000 (a)(b)
Series B, Refunding, LOC - TD Bank N.A.	1.880%	12/1/43	200,000	200,000 (a)(b)
Philadelphia, PA, IDA:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.880%	12/1/34	375,000	375,000 (a)(b)
Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	1.880%	10/1/30	1,300,000	1,300,000 (a)(b)
Total Pennsylvania				7,570,000
Texas — 8.9%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.900%	11/1/41	5,700,000	5,700,000 (a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Texas Children’s Hospital, Series 2, LOC - TD Bank N.A.	1.850%	10/1/45	1,035,000	1,035,000 (a)(b)
Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	0.900%	10/1/41	3,960,000	3,960,000 (a)(b)
Houston, TX, Combined Utility System Revenue, Series B-4, Refunding, SPA - JPMorgan Chase & Co.	1.900%	5/15/34	2,090,000	2,090,000 (a)(b)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	1.000%	11/1/29	970,000	970,000 (a)(b)
Texas State, GO:
Veterans Bonds, SPA - Sumitomo Mitsui Banking	2.000%	12/1/47	900,000	900,000 (a)(b)
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Veterans Bonds, Series A, SPA - State Street Bank & Trust Co.	1.950%	6/1/43	$3,780,000	$3,780,000 (a)(b)
Veterans Bonds, Series B, SPA - State Street Bank & Trust Co.	1.950%	12/1/42	295,000	295,000 (a)(b)
Veterans Bonds, Series C, LIQ - State Street Bank & Trust Co.	1.950%	12/1/40	3,420,000	3,420,000 (a)(b)
University of Texas, TX, System Revenue, Series B, Refunding, LIQ - UTIMCO	1.800%	8/1/39	2,000,000	2,000,000 (a)(b)
Total Texas				24,150,000
Utah — 0.1%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	1.000%	5/15/58	200,000	200,000 (a)(b)
Washington — 1.4%
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	1.900%	5/1/28	1,150,000	1,150,000 (a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, Refunding, LOC - Wells Fargo Bank N.A.	1.880%	4/1/43	2,695,000	2,695,000 (a)(b)
Total Washington				3,845,000
West Virginia — 0.1%
West Virginia State Hospital Finance Authority Revenue, West Virginia University Health System Obligated Group, Series C, Refunding, LOC - TD Bank N.A.	1.870%	6/1/34	300,000	300,000 (a)(b)
Wisconsin — 4.9%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series B, Refunding, SPA - JPMorgan Chase & Co.	0.900%	4/1/48	10,700,000	10,700,000 (a)(b)
Wisconsin State Housing and EDA Revenue, Series E, Refunding, SPA - FHLB	2.100%	9/1/35	2,760,000	2,760,000 (a)(b)(c)
Total Wisconsin				13,460,000
Total Investments — 99.8% (Cost — $272,015,000#)				272,015,000
Other Assets in Excess of Liabilities — 0.2%				545,580
Total Net Assets — 100.0%				$272,560,580

See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Select Tax Free Reserves
#	Aggregate cost for federal income tax purposes is substantially the same.
(a)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
UTIMCO	—	University of Texas/Texas A&M Investment Management Company
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2026

Assets:
Investments, at value	$272,015,000
Cash	60,987
Interest receivable	478,430
Receivable for securities sold	170,000
Prepaid expenses	30,923
Total Assets	272,755,340
Liabilities:
Distributions payable	69,488
Fund accounting fees payable	55,019
Audit and tax fees payable	18,820
Investment management fee payable	16,780
Payable for Fund shares repurchased	14,580
Transfer agent fees payable	14,203
Trustees’ fees payable	121
Service and/or distribution fees payable	52
Accrued expenses	5,697
Total Liabilities	194,760
Total Net Assets	$272,560,580
Net Assets:
Par value (Note 5)	$2,725
Paid-in capital in excess of par value	272,586,075
Total distributable earnings (loss)	(28,220)
Total Net Assets	$272,560,580
Net Assets:
Select Shares	$271,201,635
Investor Shares	$1,358,945
Shares Outstanding:
Select Shares	271,165,013
Investor Shares	1,358,484
Net Asset Value:
Select Shares	$1.00
Investor Shares	$1.00
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Interest	$3,357,933
Expenses:
Investment management fee (Note 2)	346,090
Fund accounting fees	30,053
Registration fees	29,768
Transfer agent fees (Note 3)	28,865
Audit and tax fees	19,890
Legal fees	9,295
Trustees’ fees	3,773
Shareholder reports	2,746
Insurance	887
Custody fees	808
Service and/or distribution fees (Notes 2 and 3)	673
Miscellaneous expenses	3,324
Total Expenses	476,172
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(226,675)
Net Expenses	249,497
Net Investment Income	3,108,436
Increase in Net Assets From Operations	$3,108,436
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and the Year Ended August 31, 2025	2026	2025
Operations:
Net investment income	$3,108,436	$6,845,981
Net realized gain	—	7
Increase in Net Assets From Operations	3,108,436	6,845,988
Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(3,108,740)	(6,845,981)
Decrease in Net Assets From Distributions to Shareholders	(3,108,740)	(6,845,981)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	102,451,725	162,715,772
Reinvestment of distributions	2,580,536	6,000,354
Cost of shares repurchased	(91,391,041)	(173,006,735)
Increase (Decrease) in Net Assets From Fund Share Transactions	13,641,220	(4,290,609)
Increase (Decrease) in Net Assets	13,640,916	(4,290,602)
Net Assets:
Beginning of period	258,919,664	263,210,266
End of period	$272,560,580	$258,919,664
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Select Shares	2026[1]	2025	2024	2023	2022	2021†,2
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.011	0.026	0.032	0.026	0.003	0.000 [3]
Net realized gain (loss)	—	0.000 [3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]
Total income from operations	0.011	0.026	0.032	0.026	0.003	0.000 [3]
Less distributions from:
Net investment income	(0.011)	(0.026)	(0.032)	(0.026)	(0.003)	(0.000)[3]
Total distributions	(0.011)	(0.026)	(0.032)	(0.026)	(0.003)	(0.000)[3]
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	1.12%	2.63%	3.23%	2.62%	0.30%	0.01%
Net assets, end of period (millions)	$271	$258	$262	$246	$303	$246
Ratios to average net assets:
Gross expenses	0.33%[5]	0.33%	0.33%	0.32%	0.32%	0.49%[6,7]
Net expenses[8,9]	0.18 [5]	0.18	0.18	0.18	0.12	0.06 [6]
Net investment income	2.25 [5]	2.59	3.18	2.54	0.32	0.01

†
Prior to August 7, 2021 Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves
Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods.

[1]	For the six months ended February 28, 2026 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.
[7]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by prior to August 7, 2021.

[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Select Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares	2026[1]	2025	2024	2023	2022	2021†,2
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.011	0.026	0.031	0.024	0.003	0.000 [3]
Net realized gain (loss)	—	(0.001)[4]	(0.000)[3]	0.001 [4]	—	(0.000)[3]
Total income from operations	0.011	0.025	0.031	0.025	0.003	0.000 [3]
Less distributions from:
Net investment income	(0.011)	(0.025)	(0.031)	(0.025)	(0.003)	(0.000)[3]
Total distributions	(0.011)	(0.025)	(0.031)	(0.025)	(0.003)	(0.000)[3]
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	1.09%	2.58%	3.18%	2.57%	0.27%	0.01%
Net assets, end of period (000s)	$1,359	$1,359	$1,359	$1,517	$2,490	$3,942
Ratios to average net assets:
Gross expenses	2.41%[6]	2.41%	2.37%	1.82%	1.27%	1.22%[7,8]
Net expenses[9,10]	0.23 [6]	0.23	0.23	0.23	0.13	0.06 [7]
Net investment income	2.19 [6]	2.61	3.20	2.45	0.24	0.03

†
Prior to August 7, 2021 Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves
Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods.

[1]	For the six months ended February 28, 2026 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[4]	Calculation of the net realized gain per share does not correlate to the aggregate realized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.
[8]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by prior to August 7, 2021.

[9]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[10]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Select Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board of Trustees (the “Board”), the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$272,015,000	—	$272,015,000

†	See Schedule of Investments for additional detailed categorizations.
(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method.
(c) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares and Investor Shares did not exceed 0.18% and 0.23%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $226,675.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2026, such purchase and sale transactions (excluding accrued interest) were $32,850,000 and $31,645,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares calculated at the annual rate not to exceed 0.10% of the average daily net assets. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended February 28, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Select Shares	—	$15,447
Investor Shares	$673 †	13,418
Total	$673	$28,865

†
Amount shown is exclusive of waivers. For the six months ended February 28, 2025, the service and/or distribution fees waived amounted to $337 for Investor Shares. The Board has determined that, until
December 31, 2026, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2026 without the
Board’s consent. Additional amounts may be voluntarily waived or reduced from time to time.

For the six months ended February 28, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Select Shares	$211,958
Investor Shares	14,717
Total	$226,675
4. Distributions to shareholders by class

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Net Investment Income:
Select Shares	$3,093,980	$6,811,381
Investor Shares	14,760	34,600
Total	$3,108,740	$6,845,981
5. Shares of beneficial interest
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple

Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Select Shares
Shares sold	102,451,725	162,715,772
Shares issued on reinvestment	2,566,862	5,968,297
Shares repurchased	(91,377,367)	(172,974,678)
Net increase (decrease)	13,641,220	(4,290,609)
Investor Shares
Shares sold	—	—
Shares issued on reinvestment	13,674	32,057
Shares repurchased	(13,674)	(32,057)
Net increase	—	—
Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.
6. Deferred capital losses
As of August 31, 2025, the Fund had deferred capital losses of $18,527, which have no expiration date, that will be available to offset future taxable capital gains.
7. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
Western Asset Select Tax Free Reserves 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Select Tax Free Reserves

Western Asset
Select Tax Free Reserves
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Select Tax Free Reserves
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset Select Tax Free Reserves
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-625-4554 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Select Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90127-SFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 27, 2026